Long-Term Debt - Narrative (Details) $ in Thousands	1 Months Ended				3 Months Ended	12 Months Ended
	Aug. 30, 2013 USD ($)	Feb. 28, 2013 USD ($)	Jan. 31, 2013 USD ($)	Jun. 29, 2012 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2014 USD ($) Installment	Dec. 31, 2013 USD ($)	Aug. 26, 2013 USD ($)
Long Term Debt (Textual) [Abstract]
Credit Agreement variable interest rates						1.90%
Interest rate swap, fixed rate						0.75%
Credit agreement commitment fee percentage						0.25%
Debt Instrument, Collateral Amount						$ 202,000
Long-term debt outstanding						64,295	$ 65,307
Foreign Subsidiary
Long Term Debt (Textual) [Abstract]
Maximum loans outstanding to the foreign subsidiary designated borrowers						50,000
Notes Payable
Long Term Debt (Textual) [Abstract]
Long-term debt outstanding						4,896	5,801
Other debt
Long Term Debt (Textual) [Abstract]
Long-term debt outstanding						$ 91	183
Minimum
Long Term Debt (Textual) [Abstract]
Credit agreement commitment fee percentage						0.25%
Credit Agreement includes financial covenants, fixed charge coverage ratio						1.25
Credit Agreement minimum asset coverage ratio						1.50
Maximum
Long Term Debt (Textual) [Abstract]
Credit agreement commitment fee percentage						0.30%
Credit Agreement includes financial covenants, Leverage ratio						2.75
Letter of Credit
Long Term Debt (Textual) [Abstract]
Amount available for issuance of letters of credit						$ 20,000
Balance outstanding under credit agreements						$ 2,700
Borrowings under the revolving credit facility (the “Credit Agreement”)
Long Term Debt (Textual) [Abstract]
Debt Instrument, Issuance Date						Mar. 05, 2012
Debt Instrument, Maturity Date						Feb. 28, 2017
Credit facility amendment date						Aug. 27, 2013
Revolving credit facility						$ 100,000		$ 75,000
Amount available for swing line loans to FWI						10,000		$ 7,500
Borrowing under revolving credit facility					$ 30,000
Borrowings outstanding for which interest rate hedging is in place						39,300
Balance outstanding under credit agreements						59,300	$ 59,300
Credit Agreement unused borrowing capacity						$ 38,000
Previous credit agreement [Member]
Long Term Debt (Textual) [Abstract]
Debt Instrument, Maturity Date						Jan. 01, 2013
Houston Service Center | Borrowings under the revolving credit facility (the “Credit Agreement”)
Long Term Debt (Textual) [Abstract]
Borrowing under revolving credit facility				$ 9,300
ENGlobal Engineering & Construction | Notes Payable
Long Term Debt (Textual) [Abstract]
Notes payable issued for acquisition	$ 3,000
Number Of Installments | Installment						4
Installment payment amount						$ 800
Interest rate on promissory note	4.00%					4.00%
ENGlobal Engineering & Construction | Borrowings under the revolving credit facility (the “Credit Agreement”)
Long Term Debt (Textual) [Abstract]
Borrowing under revolving credit facility	$ 20,000
January 2013 Asset Purchase [Member] | Notes Payable
Long Term Debt (Textual) [Abstract]
Notes payable issued for acquisition			$ 1,900
Number Of Installments | Installment						4
Installment payment amount						$ 500
Interest rate on promissory note						5.00%
February 2013 Asset Purchase [Member] | Notes Payable
Long Term Debt (Textual) [Abstract]
Notes payable issued for acquisition		$ 900